CONSOLIDATED STATEMENT OF CASH FLOWS - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOW FROM OPERATIONS
Net income for the year from continuing operations	R$ 3,753	R$ 2,865	R$ 2,971
Net income for the year from discontinuing operations			224
Adjustments to reconcile net income to net cash flows:
Deferred income tax and social contribution tax	(210)	252	145
Depreciation and amortization	1,049	989	958
Loss on write-off of net residual value of unrecoverable concession financial assets, concessional contract asset, PP&E and Intangible assets	47	39	125
Impairment of contract asset and intangible assets		(12)	24
Result of business combination	(4)	(51)
Dividends declared by investee classified as held for sale			(73)
Renegotiation of hydrological risk (Law 14,052/20), net	(1,032)
Impairment for contract assets	11
Premium on repurchase of debt securities	491
Share of loss (gain), net, of subsidiaries and joint ventures	(182)	(357)	(125)
Remeasuring of concession financial and concession contract assets	(1,306)	(801)	(756)
Periodic Tariff Review adjustments	(237)	(552)
Interest and monetary variation	1,381	1,202	1,190
Recognition of PIS/Pasep and Cofins taxes credits over ICMS			(2,952)
Exchange variation on loans, financing and debentures	353	1,742	226
Reimbursement of PIS/Pasep and Cofins over ICMS credits to customers — realization	(1,317)	(266)
Gain on sale of non-current asset held for sale	(109)
Transaction costs	20	15	38
Provisions for operating losses	375	423	2,401
Net gain on derivative instruments at fair value through profit or loss	538	(1,753)	(998)
CVA (Parcel A items Compensation) Account and Other financial components in tariff adjustments	(2,146)	(455)	(58)
Post-employment obligations	86	491	464
Others	(24)	56	(8)
Total	1,537	3,827	3,796
Receivables from customers and traders and Concession holders — Transport of electricity	(90)	(78)	(666)
CVA and Other financial components in tariff adjustments	15	1,467	362
Recoverable taxes	1,668	(59)	(12)
Income tax and social contribution tax credits	(555)	(162)	(71)
Escrow deposits	(70)	1,538	11
Dividends received from investees	499	387	283
Concession contract and financial assets	713	688	511
Other	(267)	187	26
Total (increase) / decrease in assets	1,913	3,968	444
Suppliers	325	278	279
Taxes payable	5	824	(162)
Income tax and social contribution tax payable	1,206	690	1,433
Payroll and related charges	12	13	(84)
Regulatory charges	78	132	(89)
Advances from customers			(81)
Post-employment obligations	(422)	(367)	(343)
Others	101	106	4
Increase (decrease) in liabilities	1,305	1,676	957
Cash generated by operating activities	4,755	9,471	5,197
Interest paid on loans, financing and debentures	(1,589)	(1,081)	(1,265)
Interest paid on lease contracts	(3)	(4)	(5)
Income tax and social contribution tax paid	(500)	(240)	(1,767)
Cash inflows from settlement of derivatives instruments	1,022	461	100
Net cash flows from continuing operating activities	3,685	8,607	2,260
Net cash flows used in discontinued operating activities			(224)
NET CASH FLOWS FROM OPERATING ACTIVITIES		8,607	2,036
INVESTING ACTIVITIES
Marketable securities	2,047	(3,368)	79
Restricted cash	43	(51)	79
Investments
Acquisition of equity investees	(56)	(120)	(38)
Arising from the sale of equity interest, net of costs of sales	1,367
Cash arising from business combination		27
Loans to related parties		(27)	(6)
Property, plant and equipment	(182)	(132)	(70)
Intangible assets	(51)	(41)	(932)
Contract assets — distribution of gas and energy infrastructure	(1,798)	(1,364)	(825)
Net cash flows used in continuing investment activities	1,370	(5,076)	(1,813)
Net cash flows from discontinued investment activities			625
NET CASH FLOWS USED IN INVESTING ACTIVITIES	1,370	(5,076)	(1,188)
FINANCING ACTIVITIES
Proceeds from Loans, financings and debentures, net from transaction costs	13	826	4,477
Interest on capital and dividends paid	(1,416)	(598)	(701)
Payment of loans, financing and debentures	(4,437)	(2,531)	(4,883)
Payment of principal portion of lease liabilities	(70)	(84)	(96)
NET CASH FLOWS USED IN FINANCING ACTIVITIES	(5,910)	(2,387)	(1,203)
Net (decrease) increase in cash and cash equivalents for the year	(855)	1,144	(355)
Cash and cash equivalents at the beginning of the year	1,680	536	891
Cash and cash equivalents at the end of the year	R$ 825	R$ 1,680	R$ 536